CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 14,572,376	$ (4,223,060)	$ 5,459,665
Adjustments to reconcile net income to net cash used in operating activities
Equity in gain of affiliated companies	(3,062)	(11,254)	(172,773)
Changes in fair value of warrants			(119,451)
Changes in fair value of derivatives		14,528,000	(90,000)
Share-based compensation	3,647,144	447,345	132,902
Provision for bad debt	826,078	690
Other income	(285,714)
Depreciation and amortization	2,711,958	1,074,059	143,001
Loss from disposal of property and equipment	191,705
Amortization of distribution rights	2,331,266	3,233,192	4,335,053
Amortization of production costs	37,116,065	16,502,364	9,348,111
Changes in assets and liabilities:
Accounts receivable	(25,593,187)	4,861,044	(15,015,167)
Prepaid expenses and other current assets	(13,991,376)	(2,075,312)	(2,730,647)
Distribution rights	(3,643,433)	105,155	(6,034,348)
Production costs	(40,367,979)	(61,507,608)	(25,461,588)
Inventory	(47,732)	161
Amount due from related parties	1,289,087	(5,572,960)	(3,609,089)
Accounts payable	13,062,884	(3,339,904)	4,659,775
Deferred income	939,673
Accrued expenses and other current liabilities	9,773,047	(388,702)	3,484,597
Amount due to related parties	(674,011)	4,255,386	48,399
Income taxes payable	396,418	(723,163)	193,977
Deferred income taxes	(88,364)	(65,296)	(960)
Film participation liabilities	76,701	505,319	1,115,180
Net cash (used in) provided by operating activities	2,239,544	(32,394,544)	(24,313,363)
Cash flows from investing activities:
Acquisition of business, net of cash acquired of nil, US$2,221,266 and US$1,379,343 respectively	(24,205,450)	1,778,462
Purchase of property and equipment	(9,722,708)	(2,729,922)	(61,277)
Deposits paid for acquisition of property and equipment	(2,478,320)
Prepayment for an investment	(1,200,000)
Purchase of cost method investment	(62,909)
Distribution from investment in affiliates			87,873
Acquisition of noncontrolling interests of Baichuan		(762,098)
Loan to a producer of TV series	386,835	(1,168,683)
Amounts loaned to third parties	2,571,208	(3,878,796)	(642,882)
Amounts loaned to related parties	(4,010,439)	(1,668,081)
Term deposit	(6,038,107)
Restricted cash	(4,066,162)
Net cash used in investing activities	(48,826,052)	(8,429,118)	(616,286)
Cash flows from financing activities:
Proceeds from IPO		92,804,700
Payment of issuance cost in connection with IPO	(350,000)	(1,989,843)
Proceeds from exercise of options	172,324	2,000,000
Proceeds from issuance of Series B convertible preferred shares		4,999,886	8,953,684
Repurchase of shares			(3,500,000)
Amount due to related parties and third parties	(6,690,382)	3,237,497	1,524,766
Proceeds from bank borrowing	12,302,434	22,303,808	6,587,615
Payments of bank borrowing	(22,566,691)	(8,113,214)
Proceeds from film participation	3,998,964	10,772,250	8,622,547
Payments of film participation liabilities principal	(4,849,323)	(4,354,761)	(309,506)
Proceeds from other borrowings	1,572,723	1,342,799	5,855,658
Payments of other borrowings	(1,231,034)	(5,942,595)
Capital contribution by a noncontrolling shareholder		364,421
Net cash provided by (used in) financing activities	(17,640,985)	117,424,948	27,734,764
Effect of foreign exchange rate changes	86,858	228,485	(158,799)
Net (decrease) increase in cash	(64,140,635)	76,829,771	2,646,316
Cash, beginning of year	84,247,984	7,418,213	4,771,897
Cash, end of year	20,107,349	84,247,984	7,418,213
Supplement disclosure of cash flow information
Income taxes paid	196,565	858,322	129,080
Interests paid	1,502,957	999,247	191,868
Film participation expenses paid	244,399	190,782	129,668
Supplement disclosure of non-cash investing activities:
Ordinary shares issued in connection with business acquisition (Note 3(a))		26,123,194
Cash consideration for business acquisition settled as an offset against the amount due from Mr. Dong Yu (Note 3(a) & (d))	3,064,993	5,337,243
Outstanding consideration payable for business acquisition (Note 3(d))	2,383,260
Payable for purchase of property and equipment	$ 5,668,211	$ 1,792,983